SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DWS RREEF Global Real Estate Securities Fund
Deutsche Investments Australia Limited is now known as DWS Investments Australia Limited.
Please Retain This Supplement for Future Reference
December 19, 2018
PRO_SAISTKR-453